Shareholder Report, Holdings (Details)	Mar. 31, 2026
Class A Shares | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Class A Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class A Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A Shares | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A Shares | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class A Shares | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Class A Shares | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Class A Shares | BrandywineGLOBAL - Global Income Opportunities Fund, Inc
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Class A Shares | Seven Hills Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Class A Shares | NexPoint Diversified Real Estate Trust
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Class A Shares | PIMCO Dynamic Income Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Class A Shares | Western Asset Inflation-Linked Opportunities & Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Class A Shares | Nuveen Credit Strategies Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Class A Shares | FS Credit Opportunities Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Class A Shares | Oxford Lane Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Class ADV Shares | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Class ADV Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class ADV Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class ADV Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class ADV Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class ADV Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class ADV Shares | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class ADV Shares | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class ADV Shares | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Class ADV Shares | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Class ADV Shares | BrandywineGLOBAL - Global Income Opportunities Fund, Inc
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Class ADV Shares | Seven Hills Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Class ADV Shares | NexPoint Diversified Real Estate Trust
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Class ADV Shares | PIMCO Dynamic Income Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Class ADV Shares | Western Asset Inflation-Linked Opportunities & Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Class ADV Shares | Nuveen Credit Strategies Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Class ADV Shares | FS Credit Opportunities Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Class ADV Shares | Oxford Lane Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.88%